Repurchase agreements and securities lending transactions accounted for as secured borrowings	6 Months Ended
Sep. 30, 2025
Transfers and Servicing [Abstract]
Repurchase agreements and securities lending transactions accounted for as secured borrowings
19. Repurchase agreements and securities lending transactions accounted for as secured borrowings
The following table shows the gross amounts of liabilities associated with repurchase agreements and securities lending transactions, by remaining contractual maturity at March 31, 2025 and September 30, 2025:

	Overnight and continuous	Up to 30 days	31-90 days	Greater than 90 days	Total
	(in billions of yen)
March 31, 2025
Repurchase agreements	16,755	17,725	1,986	1,929	38,395
Securities lending transactions	1,303	302	—	70	1,675

Total	18,058	18,027	1,986	1,999	40,070

September 30, 2025
Repurchase agreements	17,567	14,290	1,971	2,097	35,926
Securities lending transactions	1,577	454	—	107	2,139

Total	19,145	14,744	1,971	2,204	38,064

The following table shows the gross amounts of liabilities associated with repurchase agreements and securities lending transactions, by class of underlying collateral at March 31, 2025 and September 30, 2025:

	Repurchase agreements	Securities lending transactions
	(in billions of yen)
March 31, 2025
Japanese government bonds and Japanese local government bonds	6,556	77
Foreign government bonds and foreign agency mortgage-backed securities	29,467	302
Commercial paper and corporate bonds	734	—
Equity securities	902	1,296
Other	736	—

Total (Note)	38,395	1,675

September 30, 2025
Japanese government bonds and Japanese local government bonds	7,498	141
Foreign government bonds and foreign agency mortgage-backed securities	24,213	498
Commercial paper and corporate bonds	2,381	—
Equity securities	659	1,500
Other	1,175	—

Total (Note)	35,926	2,139

Note:
The above table does not include
securities-for-securities
lending transactions of ¥125 billion at March 31, 2025, and ¥126 billion at September 30, 2025, where the MHFG Group acts as lender and receives securities that can be sold or pledged as collateral. In these transactions, the Group recognizes the securities received at fair value within Other assets and the obligation to return those securities as a liability within Other liabilities.

The MHFG Group is required to post securities as collateral with a fair value equal to or in excess of the principal amount of the cash borrowed under repurchase agreements. For securities lending transactions, the Group receives collateral in the form of cash. These contracts involve risks, including (1) the counterparty may fail to return the securities at maturity and (2) the fair value of the securities posted may decline below the amount of the Group’s obligation and therefore the counterparty may require additional amounts. The Group attempts to mitigate these risks by entering into transactions mainly with central counterparty clearing houses which revalue assets and perform margin maintenance activities on a regular basis, diversifying the maturities and counterparties, and using mainly highly liquid securities.
The amounts or composition of assets pledged as collateral for borrowings and for other purposes have not changed significantly since March 31, 2025. See Note 8 “Pledged assets and collateral” to the consolidated financial statements in the MHFG Group’s annual report on Form
20-F
for the year ended March 31, 2025 for additional information.